Significant Accounting Policies, Accrued Expenses and Other, Inventory (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses and Other [Abstract]
Accrued expenses	$ 11,907	$ 11,749	$ 5,595
Accrued compensation	7,337	9,513	5,715
Accrued professional services fees and other	$ 4,070	3,569	$ 3,068
Accrued expenses associated with Business Combination		$ 1,510